Basic and Diluted Loss per Share - Schedule of Basic and Diluted Loss Per Share (Detail) - GBP (£) £ / shares in Units, £ in Thousands, shares in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019
Earnings Per Share [Abstract]
Loss for the period	£ (8,394)	£ (3,877)	£ (18,421)	£ (13,704)
Basic and diluted weighted average number of shares	35,093	32,372	33,419	32,280
Basic and diluted loss per share	£ (0.24)	£ (0.12)	£ (0.55)	£ (0.42)